Condensed Financial Information of the Parent Company (Details) - Schedule of Condensed Parent Company Balance Sheets (Parentheticals) - Parent Company [Member] - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Class A Common Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	30,000,000	30,000,000
Common stock, shares issued	4,017,596	4,006,263
Common stock, shares outstanding	3,952,865	3,944,075
Class B Common Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000	1,000,000
Common stock, shares issued
Common stock, shares outstanding